Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expenses relating to intangible assets $ in Thousands	Mar. 31, 2023 USD ($)
Schedule of Estimated Amortization Expenses Relating to Intangible Assets [Abstract]
Remaining 9 months of 2023	$ 19,362
2024	21,627
2025	19,149
2026	19,063
2027	18,099
2028 and thereafter	32,456
Total	$ 129,756